Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Taxation [Abstract]
Schedule of Taxation
	Year Ended December 31,
	2023 $’000	2022 $’000	2021 $’000
Group
Current year tax (credit)	449	-	(3,255)
Adjustments due to prior periods	-	-	(15)
Total tax (credit) for the period	449	-	(3,240)

The tax charge for the year is different from the standard rate of corporation tax in the United Kingdom of 19%. The difference can be reconciled as follows:
Loss before taxation	(17,242)	(15,397)	(26,657)
Loss charged at standard rate of corporation tax 23.52% 2023 19%2021/22	(4,055)	(2,926)	(5,065)
Movement in unrecognized deferred tax	3,194	2,319	1,722
Expenses not deductible for taxation	3,961	1,036	1,550
Adjustments due to prior periods	449	-	(15)
Research and development claim	-	-	(1,401)
Income not taxable for tax purposes	(3,113)	(495)	(61)
Fixed asset differences	-	(1)	-
Current Tax - Other	13	-	-
Adjustments to brought forward values	-	67	-
Consolidation adjustment in relation to foreign exchange movements	-	-	-
	449	-	(3,240)